Segment Reporting - Reconciliation of Reportable Segment Gross Profit to Loss Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting [Abstract]
Gross Profit	$ 70,003	$ 14,533
Gain from sales of digital assets	2,163	30
Impairments of digital assets	(53,985)	0
Operating expenses:
Research and development	3,340	1,208
Sales and marketing	1,398	534
General and administrative	40,160	3,795
Total operating expenses	44,898	5,537
Operating (loss) income	(26,717)	9,026
Non-operating expenses, net:
Loss on debt extinguishment and other	0	42
Interest expense, net	21,676	2,135
Other non-operating (income), net	(357)	0
Fair value adjustments on convertible notes	386,037	0
Fair value adjustments on derivative warrant liabilities	(10,275)	0
Total non-operating expense, net	397,081	2,177
(Loss) income before income taxes	(423,798)	6,849
Income tax expense	42,406	0
Net (loss) income	$ (466,204)	$ 6,849